Net Loss Per Share Attributable to Common Stockholders	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Jasper Therapeutics, Inc. [Member]
Net Loss Per Share Attributable to Common Stockholders [Line Items]
NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS

NOTE 12. NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share data):

	Six Months Ended June 30,
	2020	2021
Numerator:
Net loss attributable to common stockholders	$(10,857)	$18,168)
Denominator:
Weighted average common shares outstanding	9,544,882	9,912,658
Less: Weighted-average unvested restricted shares	(3,677,198)	(2,676,796)
Weighted average shares used to compute basic and diluted net loss per share	5,867,684	7,235,862
Net loss per share attributable to common stockholders – basic and diluted:	$(1.85)	$(2.51)

The potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have had an antidilutive effect were as follows:

	Six Months Ended June 30,
	2020	2021
Redeemable convertible preferred stock	40,504,442	69,136,742
Outstanding and issued common stock options	6,625,306	10,733,204
Unvested restricted common stock	3,416,666	2,416,666
Total	50,546,414	82,286,612

NOTE 13. NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share data):

	Year Ended December 31,
	2019	2020
Numerator:
Net loss attributable to common stockholders	$(4,987)	$(31,669)

Denominator:
Weighted average common shares outstanding	8,173,535	9,551,671
Less: Weighted-average unvested restricted shares	(3,662,557)	(3,425,774)
Weighted average shares used to compute basic and diluted net loss per share	4,510,978	6,125,897
Net loss per share attributable to common stockholders – basic and diluted:	$(1.11)	$(5.17)

The potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have had an antidilutive effect were as follows:

	Year Ended December 31,
	2019	2020
Redeemable convertible preferred stock	39,859,217	54,820,596
Outstanding and issued common stock options	—	10,565,957
Unvested restricted common stock	3,916,667	2,916,667
Total	43,775,884	68,303,220

Unvested restricted common stock is comprised of the unvested founders’ common stock. Shares of unvested founders’ common stock are legally outstanding but are not included in the net loss per share calculation as they are considered contingently issuable shares.